Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash	$ 95,290	$ 9,678
Trade receivables	11,944	8,710
Inventories	165,372	125,464
Income taxes receivable	5,093	4,215
Other current assets	23,270	15,156
Total current assets	300,969	163,223
Deferred income taxes	3,045	3,998
Property, plant and equipment	60,172	36,467
Intangible assets	136,800	131,912
Other long-term assets	2,183	0
Goodwill	45,269	45,269
Total assets	548,438	380,869
Current liabilities
Accounts payable and accrued liabilities	109,556	58,223
Provisions	6,300	6,046
Income taxes payable	17,740	0
Total current liabilities	133,596	64,269
Provisions	10,802	9,526
Deferred income taxes	13,256	10,888
Revolving facility	0	6,642
Term loan	137,074	139,447
Other long-term liabilities	10,100	3,929
Total liabilities	304,828	234,701
Shareholders’ equity	243,610	146,168
Total liabilities and shareholders’ equity	$ 548,438	$ 380,869